DERIVATIVE LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE
Volatility	94.6% - 125.4%
Risk-free rates	3.76% - 3.81%
Stock price	$0.015
Remaining life	0.25- 1.58 years

Volatility	136.0% - 139.62%
Risk-free rates	4.09% - 4.13%
Stock price	$0.01999
Remaining life	0.25- 2.33 years

SCHEDULE OF ACTIVITY OF THE DERIVATIVE LIABILITY

A summary of the activity of the derivative liability for these notes is as follows:

Balance at December 31, 2023	$1,296,937

Derivative loss due to mark to market adjustment	1,161,498
Balance at December 31, 2024	2,458,435

Derivative loss due to mark to market adjustment	34,552
Balance at September 30, 2025	$2,492,987

A summary of the activity of the derivative liability for these notes is as follows:

Balance at December 31, 2022	$1,004,837
Derivative loss due to mark to market adjustment	292,100
Balance at December 31, 2023	1,296,937
Derivative loss due to mark to market adjustment	1,161,498
Balance at December 31, 2024	$2,458,435